Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Jun. 11, 2024	May 31, 2024	May 23, 2024	May 21, 2024	May 16, 2024	May 14, 2024	May 09, 2024	May 07, 2024	Apr. 30, 2024	Mar. 28, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 29, 2023
PGIM US Large-Cap Buffer 12 ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 11,281.41														$ 10,000.00
PGIM US Large-Cap Buffer 20 ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,996.80														10,000.00
PGIM US Large-Cap Buffer 12 ETF - February
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 11,102.02													$ 10,000.00
PGIM US Large-Cap Buffer 20 ETF - February
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,882.83													10,000.00
PGIM US Large-Cap Buffer 12 ETF - March
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,946.74												$ 10,000.00
PGIM US Large-Cap Buffer 20 ETF - March
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,780.44												10,000.00
PGIM US Large-Cap Buffer 12 ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,756.58											$ 10,000.00
PGIM US Large-Cap Buffer 20 ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,657.13											10,000.00
PGIM US Large-Cap Buffer 12 ETF - May
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,905.58										$ 10,000.00
PGIM US Large-Cap Buffer 20 ETF - May
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,739.24										10,000.00
PGIM US Large-Cap Buffer 12 ETF - June
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,597.21			$ 10,000.00
PGIM US Large-Cap Buffer 20 ETF - June
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,509.06			10,000.00
PGIM US Large-Cap Buffer 12 ETF - July
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,592.00									$ 10,000.00
PGIM US Large-Cap Buffer 20 ETF - July
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,517.64									10,000.00
PGIM US Large-Cap Buffer 12 ETF - August
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,596.47								$ 10,000.00
PGIM US Large-Cap Buffer 20 ETF - August
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,536.37								10,000.00
PGIM US Large-Cap Buffer 12 ETF - September
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,502.97							$ 10,000.00
PGIM US Large-Cap Buffer 20 ETF - September
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,441.30							10,000.00
PGIM US Large-Cap Buffer 12 ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,474.23						$ 10,000.00
PGIM US Large-Cap Buffer 20 ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,409.81						10,000.00
PGIM US Large-Cap Buffer 12 ETF - November
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,622.14					$ 10,000.00
PGIM US Large-Cap Buffer 20 ETF - November
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,528.02					10,000.00
PGIM US Large-Cap Buffer 12 ETF - December
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,545.74				$ 10,000.00
PGIM US Large-Cap Buffer 20 ETF - December
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,462.78				10,000.00
PGIM Laddered Fund of Buffer 12 ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,459.75	$ 10,178.98	$ 10,000.00
PGIM Laddered Fund of Buffer 20 ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Net Asset Value (NAV)
Account Value	$ 10,398.95	$ 10,149.45	10,000.00
S&P 500 Price Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Price Return Index
Account Value	$ 11,961.53453157048		$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000